                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-09447


                            Jacob Internet Fund Inc.
               (Exact name of registrant as specified in charter)


                   C/O Jacob Asset Management of New York LLC
                                  1675 Broadway
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)


                                   Ryan Jacob
                   C/O Jacob Asset Management of New York LLC
                                  1675 Broadway
                               New York, NY 10019
                     (Name and address of agent for service)


                                 (212)-698-0700
               Registrant's telephone number, including area code



Date of fiscal year end: August 31, 2004


Date of reporting period:  February 29, 2004

Item 1. Report to Stockholders.

                                                                      April 2004

Dear Fellow Investors,

    Over the past six months, we have seen corporate results in general, and Internet-related spending in particular, increasing at a robust pace. While not all companies are participating equally in this improved climate, those in attractive markets with unique products and services are clearly benefiting. By focusing on companies that are well-positioned in high-growth markets, the Fund has continued to post strong gains over the last six months. However, geopolitical events have recently moved back to the forefront of investors' concerns, raising new questions as to the pace of growth we should expect for the rest of 2004. While we do not expect economic growth figures to remain at the levels of the past year, and we are specifically concerned about employment gains, we expect general business activity to remain strong.

    Given that our near-term expectations are for more uneven growth in the economy and the markets, we believe that selectivity will now be one of the most important elements in delivering good performance. This has resulted in a number of shifts in the Fund's composition since our last shareholder report. First, we have decreased somewhat our exposure in small capitalization names, as values in this area have become more difficult to find with the recent advance of the equity markets. Instead, we have weighted the Fund's portfolio toward slightly larger companies whose stocks have not enjoyed as strong of a move but whose businesses are still exhibiting solid growth characteristics. However, many of the largest companies within the Internet sector still sport valuations such that we believe the risks outweigh the potential rewards. For that reason, we still tend to lean toward small to mid-size companies compared to other funds in the technology space.

    Additionally, we have had a modest shift to more growth-oriented holdings in the Fund. For instance, Internet advertising and gaming are two areas experiencing increased adoption in their respective markets, leading us to increase our ownership in these companies. Meanwhile, as a result of the broad market advance we have had recently, many situations we once viewed as value plays are now trading at levels that assume increasing earnings in their stock prices, causing us to scale back the Fund's weightings in some of these positions. However, some individual names that still offer unique value opportunities have recently been added to the Fund. We continue to believe a mix of growth and value holdings is helpful in mitigating overall portfolio volatility. In combination with an active trading approach, we hope to balance a lower risk profile for the Fund while allowing for participation in future gains.

    Once again, we would like to thank all of the Fund's shareholders for their trust and confidence. If anything, the past couple of years have helped strengthen our beliefs that the outlook for online usage and adoption remains strong and that the Internet will play an increasingly more important role in businesses and households throughout the world.

Ryan Jacob
Portfolio Manager

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts made cannot be guaranteed.

Past performance does not guarantee future results. Mutual fund investing involves risk; loss of principal is possible.

There are specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor. (04/04)

JACOB INTERNET FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                     VALUE
  ------                                                                                     -----
             COMMON STOCKS                                                    94.6%
-----------------------------------------------------------------------------------------------------
             INTERNET -- COMMERCE                           32.7%
    35,773   Autobytel Inc.*                                                              $   501,180
    35,000   Ctrip.com International Ltd. -- ADR*^                                          1,022,350
   103,291   Digital River, Inc.*                                                           2,261,040
     5,000   eBay Inc.*                                                                       344,300
    40,000   E*Trade Group, Inc.*                                                             572,400
    46,206   FreeMarkets, Inc.*                                                               410,309
    12,000   Getty Images, Inc.*                                                              611,520
   349,087   HomeStore, Inc.*                                                               1,703,544
    70,000   InterActiveCorp*                                                               2,279,900
   169,470   MatchNet PLC -- Spons Reg S GDR*^(EUR)                                         1,568,720
    75,000   Monster Worldwide Inc.*                                                        1,650,000
    71,400   Netflix Inc.*                                                                  2,456,160
   100,000   Orbitz, Inc. -- Class A*                                                       2,611,000
    50,000   The Charles Schwab Corporation                                                   612,000
   261,165   ValueClick, Inc.*                                                              2,859,757
                                                                                          -----------
                                                                                           21,464,180
-----------------------------------------------------------------------------------------------------
             INTERNET -- COMMUNICATIONS                      2.1%
     1,000   CIENA Corporation*                                                                 5,730
    85,400   GlobespanVirata, Inc.*                                                           757,498
    42,800   Nuance Communications Inc.*                                                      319,716
    21,050   Openwave Systems Inc.*                                                           319,118
                                                                                          -----------
                                                                                            1,402,062
             INTERNET -- INFRASTRUCTURE                        28.4%
-----------------------------------------------------------------------------------------------------
     1,000   Adobe Systems Incorporated                                                        37,240
    36,609   Agile Software Corporation*                                                      371,532
     1,000   Akamai Technologies, Inc.*                                                        15,000
   100,000   Apple Computer, Inc.*                                                          2,393,000
   108,500   Digital Insight Corporation*                                                   2,350,110
    10,000   Docent, Inc.*                                                                     55,400
   126,222   Internet Security Systems, Inc.*                                               2,235,392
    62,071   MatrixOne, Inc.*                                                                 402,841
   137,195   Netegrity, Inc.*                                                               1,255,334
     5,000   Network Associates, Inc.*                                                         87,700
   127,900   PalmOne, Inc.*                                                                 1,282,837
   151,829   PalmSource, Inc.*                                                              2,937,891
   358,500   Plumtree Software, Inc.*                                                       1,652,685
   202,300   RealNetworks, Inc.*                                                            1,151,087
   187,400   Roxio, Inc.*                                                                     674,640
    22,700   SafeNet, Inc.*                                                                   863,281
    30,000   VeriSign, Inc.*                                                                  522,300
    31,977   webMethods, Inc.*                                                                338,956
                                                                                          -----------
                                                                                           18,627,226
                                                                                          -----------

                     See notes to the financial statements.

JACOB INTERNET FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                     VALUE
  ------                                                                                     -----
             COMMON STOCKS -- (CONTINUED)                                     94.6%
-----------------------------------------------------------------------------------------------------
             INTERNET -- MEDIA CONTENT                       31.4%
   490,094   Alloy, Inc.*                                                                 $ 2,626,904
     1,600   Ask Jeeves, Inc.*                                                                 32,304
     3,200   CNET Networks, Inc.*                                                              31,808
    25,000   DoubleClick Inc.*                                                                271,250
    48,000   Electronic Arts Inc.*                                                          2,263,680
    14,686   InfoSpace, Inc.*                                                                 533,983
   185,100   iVillage Inc.*                                                                 1,106,898
   290,791   MarketWatch.com, Inc.*                                                         3,599,993
     1,000   Netease.com Inc. -- ADR*^                                                         53,030
    92,100   SINA.com*^                                                                     4,069,070
    73,800   Sohu.com Inc.*^                                                                2,073,780
    87,942   Take-Two Interactive Software, Inc.*                                           2,752,585
    58,704   THQ Inc.*                                                                      1,109,505
     1,637   Yahoo! Inc.*                                                                      72,683
                                                                                          -----------
                                                                                           20,597,473
                                                                                          -----------
             TOTAL COMMON STOCKS (COST $45,957,953)                                        62,090,941
                                                                                          -----------

PRINCIPAL
  AMOUNT
  ------
             SHORT-TERM INVESTMENTS                                            5.3%
-----------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS              3.4%
$2,240,000   Federal Home Loan Bank, 0.70%, 3/1/04                                          2,240,000
                                                                                          -----------
             Total U.S. Government Agency Obligations                                       2,240,000
                                                                                          -----------
             VARIABLE RATE DEMAND NOTES #                   1.9%
     1,762   American Family Financial Services, Inc., 0.7108%                                  1,762
 1,247,529   Wisconsin Corporate Central Credit Union, 0.76%                                1,247,529
                                                                                          -----------
             Total Variable Rate Demand Notes                                               1,249,291
                                                                                          -----------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $3,489,291)                                                              3,489,291
                                                                                          -----------
             TOTAL INVESTMENTS (COST $49,447,244)                             99.9%        65,580,232
                                                                                          -----------
             OTHER ASSETS, LESS LIABILITIES                                    0.1%            54,676
                                                                                          -----------
             TOTAL NET ASSETS                                                100.0%       $65,634,908
                                                                                          -----------
                                                                                          -----------

* Non-income producing security.
^ Foreign security.
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.
EUR -- European Monetary Unit.
# Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of February 29, 2004.

JACOB INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (cost $49,447,244)                  $  65,580,232
    Receivable for investments sold                                 127,021
    Receivable for capital shares sold                              237,260
    Interest receivable                                                 640
    Other assets                                                     74,470
                                                              -------------
        Total Assets                                             66,019,623
                                                              -------------
LIABILITIES:
    Payable for investments purchased                               162,522
    Capital shares repurchased                                        9,666
    Payable to Adviser                                               64,065
    Accrued expenses and other liabilities                          148,462
                                                              -------------
        Total Liabilities                                           384,715
                                                              -------------
NET ASSETS                                                    $  65,634,908
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
    Capital Stock                                             $ 219,581,787
    Accumulated net realized loss on investments               (170,079,867)
    Net unrealized appreciation on investments                   16,132,988
                                                              -------------
        Total Net Assets                                      $  65,634,908
                                                              -------------
                                                              -------------
    Shares outstanding (20 billion shares of $0.001 par
      value authorized)                                          36,003,342
                                                              -------------
    Net asset value, redemption price and offering price per
      share                                                   $        1.82
                                                              -------------
                                                              -------------

                     See notes to the financial statements.

JACOB INTERNET FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income                                           $     2,363
    Interest income                                                43,013
                                                              -----------
        Total Investment Income                                    45,376
                                                              -----------
EXPENSES
    Investment advisory fee                                       513,859
    Distribution expenses                                         143,881
    Administration fee                                             28,515
    Shareholder servicing and accounting costs                    155,022
    Custody fees                                                   20,358
    Federal and state registration                                 43,708
    Professional fees                                              55,517
    Reports to shareholders                                        29,849
    Directors' fees and expenses                                   34,819
    Other                                                          12,812
                                                              -----------
        Net expenses                                            1,038,340
                                                              -----------
NET INVESTMENT LOSS                                              (992,964)
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investments                           19,285,278
    Change in net unrealized appreciation/depreciation on
      investments                                              (4,669,335)
                                                              -----------
    Net realized and unrealized gain on investments            14,615,943
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $13,622,979
                                                              -----------
                                                              -----------

                     See notes to the financial statements.

JACOB INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                    ENDED           YEAR ENDED
                                                              FEBRUARY 29, 2004   AUGUST 31, 2003
                                                              -----------------   ---------------
                                                                 (UNAUDITED)
OPERATIONS:
    Net investment loss                                         $    (992,964)     $    (911,432)
    Net realized gain on investments                               19,285,278         18,959,885
    Change in net unrealized appreciation/depreciation on
      investments                                                  (4,669,335)        25,566,197
                                                                -------------      -------------
    Net increase in net assets resulting from operations           13,622,979         43,614,650
                                                                -------------      -------------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
    Proceeds from shares sold                                      93,753,692        179,365,586
    Cost of shares redeemed                                      (134,248,815)      (142,564,481)
                                                                -------------      -------------
        Net increase (decrease) in net assets resulting from
          capital share transactions                              (40,495,123)        36,801,105
                                                                -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS                             (26,872,144)        80,415,755

NET ASSETS:
    Beginning of period                                            92,507,052         12,091,297
                                                                -------------      -------------
    End of period                                               $  65,634,908      $  92,507,052
                                                                -------------      -------------
                                                                -------------      -------------

                     See notes to the financial statements.

JACOB INTERNET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                          DECEMBER 14, 1999(1)
                                SIX MONTHS ENDED      YEAR ENDED        YEAR ENDED        YEAR ENDED            THROUGH
                                FEBRUARY 29, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001     AUGUST 31, 2000
                                -----------------   ---------------   ---------------   ---------------     ---------------
                                   (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of
 period                            $      1.48        $      0.60       $      0.83       $      5.54         $      10.00
                                   -----------        -----------       -----------       -----------         ------------
INCOME FROM INVESTMENT
 OPERATIONS:
   Net investment loss(2)                (0.03)             (0.01)            (0.04)            (0.05)               (0.09)
   Net realized and unrealized
    gains (losses) on
    investments                           0.37               0.89             (0.19)            (4.66)               (4.37)
                                   -----------        -----------       -----------       -----------         ------------
   Total from investment
    operations                            0.34               0.88             (0.23)            (4.71)               (4.46)
                                   -----------        -----------       -----------       -----------         ------------
Net asset value, end of period     $      1.82        $      1.48       $      0.60       $      0.83         $       5.54
                                   -----------        -----------       -----------       -----------         ------------
                                   -----------        -----------       -----------       -----------         ------------
Total return                            22.97%(3)         146.67%           (27.71%)          (85.02%)(4)          (44.60%)(3)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period       $65,634,908        $92,507,052       $12,091,297       $17,017,392         $127,779,557
   Ratio of gross operating
    expenses to average net
    assets                               2.52%(7)           2.85%(5)          5.29%(5)          2.99%(6)             2.30%(6)(7)
   Ratio of net operating
    expenses to average net
    assets                               2.52%(7)           2.13%(5)          4.60%(5)          2.82%(6)             2.00%(6)(7)
   Ratio of net investment loss
    to average net assets
    reflecting gross operating
    expenses                            (2.41%)(7)         (2.60%)(5)        (5.06%)(5)        (2.42%)(6)           (1.85%)(6)(7)
   Ratio of net investment loss
    to average net assets
    reflecting net operating
    expenses                            (2.41%)(7)         (1.88%)(5)        (4.37%)(5)        (2.25%)(6)           (1.55%)(6)(7)
   Portfolio turnover rate              64.83%            363.27%         1,080.63%           347.84%              195.24%

---------

(1) Commencement of operations.

(2) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3) Not annualized.

(4) If certain losses had not been assumed by the affiliate, total return would have been lower by less than 0.01%.

(5) The net operating expense ratio and the net investment loss ratio includes expense reductions from fees paid indirectly with brokerage commissions.

(6) The net operating expense ratio and the net investment loss ratio includes expense reimbursements made by the Adviser.

(7) Annualized.

                     See notes to the financial statements.

JACOB INTERNET FUND

NOTES TO THE FINANCIAL STATEMENTS

FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the 'Corporation'), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one 'diversified' series, the Jacob Internet Fund (the 'Fund') and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital. The Fund commenced operations on December 14, 1999.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

   (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded except those traded on the NASDAQ NMS and Small Cap exchanges, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Securities traded on the NASDAQ NMS and Small Cap exchanges are valued at the NASDAQ Official Closing Price ('NOCP'). Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security's fair value.

   (b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders -- The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

JACOB INTERNET FUND

FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   (e) Federal Income Taxes -- The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

At February 29, 2004, there were twenty billion shares, $0.001 par value, authorized.

Transactions in shares of the Fund were as follows:

                                                                SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004
                                                          ----------------------------
                                                             SHARES         AMOUNT
                                                             ------         ------
Sales                                                       57,532,891   $  93,753,692
Redemptions                                                (83,885,170)   (134,248,815)
                                                          ------------   -------------
Net Decrease                                               (26,352,279)  $ (40,495,123)
                                                          ------------   -------------
                                                                         -------------
SHARES OUTSTANDING:
    Beginning of period                                     62,355,621
                                                          ------------
    End of period                                           36,003,342
                                                          ------------
                                                          ------------

                                                                   YEAR ENDED
                                                                AUGUST 31, 2003
                                                          ----------------------------
                                                             SHARES         AMOUNT
                                                             ------         ------
Sales                                                      181,576,002   $ 179,365,586
Redemptions                                               (139,216,257)   (142,564,481)
                                                          ------------   -------------
Net Increase                                                42,359,745   $  36,801,105
                                                          ------------   -------------
                                                                         -------------
SHARES OUTSTANDING:
    Beginning of period                                     19,995,876
                                                          ------------
    End of period                                           62,355,621
                                                          ------------
                                                          ------------

JACOB INTERNET FUND

FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 4 -- INVESTMENT TRANSACTIONS

During the six months ended February 29, 2004, purchases and sales of investment securities (excluding short-term investments) for the Fund were $44,983,268 and $74,164,819, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the six months ended February 29, 2004.

At August 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments.                                        $   73,482,494
                                                            --------------
                                                            --------------
Gross unrealized appreciation.............................      24,564,518
Gross unrealized depreciation.............................      (8,632,241)
                                                            --------------
Net unrealized appreciation...............................  $   15,932,277
                                                            --------------
                                                            --------------
Undistributed ordinary income.............................        --
Undistributed long-term capital gain......................        --
                                                            --------------
Total distributable earnings..............................  $     --
                                                            --------------
                                                            --------------
Other accumulated losses..................................  $ (184,495,098)
                                                            --------------
Total accumulated losses..................................  $ (168,562,821)
                                                            --------------
                                                            --------------

At August 31, 2003, the Fund had an accumulated net realized capital loss carryover of $182,044,805, of which $92,168,445 expires in 2009 and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund. In addition, the Fund realized, on a tax basis, post October losses through August 31, 2003 of $2,450,293, which are not recognized for tax purposes until the first day of the following fiscal year.

The Fund made no distributions during the fiscal year ended August 31, 2003.

NOTE 5 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the 'Agreement') with Jacob Asset Management of New York LLC (the 'Adviser'), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

JACOB INTERNET FUND

FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 6 -- DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the 'Plan'), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Funds' average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ('Shareholder Servicing'). The Plan also provides for a distribution fee equal to 0.10% of the Fund's average daily net assets on an annual basis. Such a fee is paid in part to Quasar Distributors, LLC, the Fund's distributor, with the balance paid at the direction of the Adviser to broker-dealers, other financial professionals whose clients are Fund shareholders, and for providing distribution assistance and promotional support to the Fund. The Fund incurred $143,881 in expenses pursuant to the 12b-1 Plan for the six months ended February 29, 2004.














A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

                               Investment Advisor
                     Jacob Asset Management of New York LLC

                        Administrator and Transfer Agent
                               and Dividend Agent
                        U.S. Bancorp Fund Services, LLC

                          Underwriter and Distributor
                            Quasar Distributors, LLC

                                   Custodian
                                U.S. Bank, N.A.

                              Independent Auditors
                               Ernst & Young LLP


This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund's objectives, policies, management, records and other information.


      The prospectus should be read carefully before investing and can be obtained by calling:
                           1-888-Jacob-fx (522-6239)


                     Jacob Asset Management of New York LLC
              19 West 34th Street, Suite 816A, New York, NY, 10001
                              www.JacobInternet.com


                                 Jacob Internet
                                   Fund Inc.


                         [Jacob Internet Fund JAM logo]


                                  Semi-Annual
                                     Report
                             ---------------------
                               February 29, 2004

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

None.

Item 10. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Jacob Internet Fund Inc.
                       ---------------------------------------------------------

         By (Signature and Title) /s/ Ryan Jacob
                                 -----------------------------------------------
                                      Ryan Jacob, President

         Date   04/27/04
                ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)  /s/ Ryan Jacob
                                 -----------------------------------------------
                                       Ryan Jacob, President

         Date  04/27/04
               -----------------------------------------------------------------

         By (Signature and Title)  /s/ Francis Alexander
                                  ----------------------------------------------
                                       Francis Alexander, Treasurer

         Date 04/27/04
              ------------------------------------------------------------------